Main consolidated entities - Tabular information (Details)	12 Months Ended
Dec. 31, 2019
Orange SA Business Unit France [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Caraibe [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Generale de Telephone [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Spain and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Belgium [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	52.91%
Orange Communications Luxembourg [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	52.91%
Orange Moldova [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	94.41%
Orange Polska and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	50.67%
Orange Romania [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	99.20%
Orange Slovakia [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Airtel in Burkina Faso [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	85.81%
Orange Cameroon [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	94.40%
Orange RDC [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Cote d'Ivoire [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	72.52%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	99.96%
Orange Guinee [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	37.64%
Orange Bissau [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	38.10%
Jordan Telecom and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	51.00%
Orange Mali [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	29.65%
Medi Telecom [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	49.00%
Sonatel [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	42.33%
Sonatel Mobiles [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	42.33%
Orange SA Business Unit Enterprise [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Globecast Holding and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Business Services SA and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Business and Decision and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	93.62%
Basefarm and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Business Services Participations and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Secure Data and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Secure Link and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange SA Business Unit IC and SS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
FT IMMO H [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Marine [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Studio [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
OCS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	66.67%
Orange Brand Services Ltd [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	100.00%
Orange Bank [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	65.00%